Loan Sale and Servicing Activities and Variable Interest Entities (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Loans (a)		$ 210,833,000,000	[1]	$ 206,696,000,000	[1]	$ 204,817,000,000
Other assets	[1]	27,506,000,000		26,566,000,000
Total assets		366,380,000,000		358,493,000,000
Total liabilities		319,526,000,000		312,513,000,000
Estimate of losses related to breaches in representations and warranties
Variable Interest Entity, Primary Beneficiary [Member]
Loans (a)				1,300,000,000
Other assets				400,000,000
Total assets				1,900,000,000
Total liabilities				400,000,000
Low Income Housing Tax Credit Investments [Member]
Liability related to investments in low income housing tax credits		(500,000,000)
Cumulative effect of adopting ASU 2014-01 [Member] | Low Income Housing Tax Credit Investments [Member]
Other Tax Benefits Recognized Low Income Housing Tax Credit Investments		100,000,000		100,000,000
Tax Credits Recognized Low Income Housing Tax Credit Investments		200,000,000		200,000,000
Amortization Recognized Low Income Housing Tax Credit Investments		$ 200,000,000		$ 200,000,000

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.